Janus Henderson AAA CLO ETF, Janus Henderson B-BBB CLO ETF, and
Janus Henderson Securitized Income ETF each reflect the differing creation unit sizes. The purchase unit is 50,000 shares and the redemption unit is 200,000 shares.